Praxis Impact Bond Fund
Praxis Impact Bond Fund
Investment Objectives
The Impact Bond Fund seeks current income. To a lesser extent, it seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Praxis Impact Bond Fund	Praxis Impact Bond Fund Class A	Praxis Impact Bond Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Praxis Impact Bond Fund		Praxis Impact Bond Fund Class A	Praxis Impact Bond Fund Class I
Management Fees		0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.13%
Total Annual Fund Operating Expenses		0.98%	0.53%
[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Praxis Impact Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Praxis Impact Bond Fund Class A	471	675	896	1,531
Praxis Impact Bond Fund Class I	54	170	296	665

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.27 percent of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in fixed income securities. The Fund invests, under normal circumstances, at least 80 percent of its assets in fixed income securities of all types. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. The Fund integrates consideration of the impact of environmental, social and governance practices into each investment decision. In addition, the Fund seeks to place a priority on market-rate, fixed income securities that have a significant, direct impact on the climate and/or communities around the world. Under normal market conditions the Fund will maintain a dollar-weighted average maturity of three to ten years. The fixed income securities in which the Fund will primarily invest include corporate bonds and notes, U.S. Government agency obligations, mortgage-backed securities and asset-backed securities. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Adviser will consider purchasing fixed income securities that provide a competitive rate of return relative to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”). The Adviser will structure the portfolio using the Bloomberg Barclays Aggregate Bond Index as a guide in determining sector allocations. The Adviser will seek to underweight and overweight certain sectors, depending on its determination of the relative value, while maintaining overall interest rate exposure similar to the Bloomberg Barclays Aggregate Bond Index. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Principal Investment Risks

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. The Fund is also subject to: (1) credit risk, or the chance that the Fund could lose money if the issuer of a security is unable to repay interest and/or principal in a timely manner or at all; (2) interest rate risk, or the chance that the value of the fixed income securities the Fund holds will decline due to rising interest rates; and (3) prepayment risk, or the chance that the principal investments of the Fund will be paid earlier than anticipated due to declining interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. U.S. monetary policy, including changes to Federal Reserve outlooks or programs, may result in periods of significant market volatility and declines in the values of fixed income securities. Those events, as well as structural changes in certain markets for fixed income securities, could reduce market liquidity and increase market volatility, increasing redemptions from the Fund and putting further downward pressure on the Fund’s net asset value, increasing losses. In addition, application of Stewardship Investing screens may cause the Fund to vary from the performance of its index and other bond funds.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2018

Best Quarter	Quarter Ended September 30, 2009	4.79%
Worst Quarter	Quarter Ended December 31, 2016	(2.77)%

Average Annual Total Returns For the Periods Ended December 31, 2018 (with maximum sales charge)
Average Annual Total Returns - Praxis Impact Bond Fund	1 Year	5 Years	10 Years
Praxis Impact Bond Fund Class A	(4.05%)	1.28%	3.21%
Praxis Impact Bond Fund Class A | After Taxes on Distributions	(4.94%)	0.28%	2.04%
Praxis Impact Bond Fund Class A | After Taxes on Distributions and Sales	(2.41%)	0.53%	2.02%
Praxis Impact Bond Fund Class I	0.08%	2.48%	4.00%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.